Lease Liabilities (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Lease Liabilities [Abstract]
Lease agreement year	3 years
Lease amounting	$ 299,129
Incremental borrowing rate	10.00%
Initial lease liability	$ 211,191
Financial position, description	The consolidated entity extended its lease over the premises for an additional 3 years, with options for a 4th and 5th year
Total payments under lease amounting	$ 487,469
Incremental borrowing rate	7.80%
Initial lease liability	$ 400,140